Rental Property, Net (Details) - USD ($)	Apr. 30, 2015	Apr. 30, 2014
Real Estate [Abstract]
Land	$ 120,733	$ 120,733
Buildings	2,695,016	2,695,016
Leasehold Improvements	130,731	121,238
Accumulated Depreciation	(656,862)	(563,224)
Net, Real Estate Investments	$ 2,289,618	$ 2,373,763